Segmental information - Category analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [table]
Sales	£ 10,436	£ 10,831
Spirits
Disclosure of products and services [table]
Sales	8,648	8,739
Beer
Disclosure of products and services [table]
Sales	1,310	1,585
Ready To Drink
Disclosure of products and services [table]
Sales	363	356
Other Product
Disclosure of products and services [table]
Sales	£ 115	£ 151